SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 72,176
2027	57,379
2028	57,379
2029	56,179
Thereafter	1,505,642
Intangible assets, net	$ 1,748,755	$ 1,780,856